Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Registrant Name	INHIBRX BIOSCIENCES, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0002007919
Entity Ex Transition Period	true